Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards, ordinary shares outstanding | shares	2,595,065			4,868,237			2,595,065
Closing stock price				$ 36.62
Aggregate intrinsic value of options exercised	¥ 623,605	$ 96,268	¥ 693,878		¥ 0
Grants in period, weighted average grant date fair value				0.0000		$ 0.0000
Aggregate fair value of outstanding options at the grant date	84,043						$ 12,974
Unrecognized compensation stock option expense	¥ 25,697						$ 3,967
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards, ordinary shares outstanding | shares	4,338,634						4,338,634
Ordinary shares available for future grant | shares	1,361,133						1,361,133
Closing stock price							$ 34.92
Grants in period, weighted average grant date fair value		$ 0.00		34.57		4.95
The total grant date fair value of options vested	¥ 37,582	$ 5,802	29,968		25,173
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price						11.64
Grants in period, weighted average grant date fair value				34.59		9.69
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options/restricted shares expected to be recognized over a weighted-average period	1 year 7 months 6 days	1 year 7 months 6 days
Stock Options [Member] | May 4, 2011 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	7,843,100	7,843,100
Stock Options [Member] | November 4, 2013 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	3,350,000	3,350,000
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options/restricted shares expected to be recognized over a weighted-average period	2 years 10 months 21 days	2 years 10 months 21 days
Aggregate fair value of the outstanding restricted shares	¥ 367,550	$ 56,740
Unrecognized compensation expense	297,344						$ 45,902
Weighted average grant date fair value, Granted		$ 34.70		$ 37.30		$ 12.38
Grant date fair value of restricted shares vested	¥ 38,104	$ 5,882	¥ 7,925		¥ 0
Restricted Shares [Member] | November 4, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, Granted		$ 12.38